April 29, 2011

Securities and Exchange Commission
Judiciary Plaza
100 F. Street, NE
Washington, DC 20549

Subj:       Security Income Fund
Post-Effective Amendment No. 94
File Nos.:  2-38414 and 811-02120

Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Security Income Fund do not differ from that contained in Post-Effective Amendment No. 94.   This Post-Effective Amendment was filed electronically on April 28, 2011.

If you have any questions concerning this filing, please contact me at (785) 438-3226, or Julien Bourgeois of Dechert LLP at (202) 261-3451.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Secretary
Security Income Fund

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